NET INCOME/LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share		672,138	1,248,873
Number Of Stock Options Included In Diluted Earning Per Share	476,960